Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated-subsidiaries shall mean the amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04. Schedule of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Linkage Cayman, has been prepared using the same accounting policies as set out in Company’s consolidated financial statements except that the parent company has used the equity method to account for its investment in its subsidiaries.

The Company’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands. The Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Condensed balance sheets

	As of September 30,
	2025	2024
	US$	US$
Assets
Current assets
Cash	—	250,728
Deferred offering costs	—	—
Amount due from subsidiaries	7,696,555	6,091,355
Prepaid expenses and other current asset, net	412,000	1,487,778
Loan to third party	8,700,000	160,000
Interest receivable from loan to third party	794,379	—
Amount due from Related parties	799,917	—
Total current assets	18,402,851	7,989,861
Total assets	18,402,851	7,989,861

Liabilities
Current liabilities
Convertible notes	2,008,405	964,865
Interest payable of convertible notes	58,333	—
Amounts due to related parties	—	212
Total current liabilities	2,066,738	965,077
Total liabilities	2,066,738	965,077

Shareholders’ equity
Class A ordinary shares (par value of US$0.0025 per share; 998,000,000 ordinary shares authorized, 10,662,522 and 2,150,000 ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively) *	26,656	5,375
Class B ordinary shares (par value of US$0.0025 per share; 1,000,000 ordinary shares authorized, 1,000,000 and nil ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively) *	2,500	—
Additional paid in capital	21,238,987	5,591,596
Treasury Shares	(1,250)
Statutory reserve	11,348	11,348
Retained earnings	(5,754,888)	1,613,217
Derivative Liability – Embedded Conversion Option	887,231	—
Accumulated other comprehensive (loss)	(74,471)	(196,752)
Total shareholders’ equity	16,336,113	7,024,784
Total liabilities and shareholders’ equity	$18,402,851	$7,989,861

Condensed statements of operations and comprehensive loss

	For the years ended
	September 30,
	2025	2024	2023
	US$	US$	US$

Income/(loss) before income taxes	(6,965,324)	150,344	(716,678)
Income tax (provision)/benefit	(402,781)	(589,680)	63,950
Net loss	(7,368,105)	(439,336)	(652,728)
Other comprehensive loss:
Foreign currency translation difference	122,281	(74,851)	(15,524)
Total comprehensive loss	(7,245,824)	(514,187)	(668,252)

Condensed statements of cash flows

	For the years ended
	September 30,
	2025	2024	2023
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(7,368,105)	(439,336)	(652,728)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	2,916,069	(129,598)	652,792
Interests for Convertible notes	3,140,934	—	—
Interests from loan to third party	(794,379)	—	—
Amount due from Related parties	687,861	—	—
Fair Value Change in Derivative Liability	16,202	—	—
Stock-Based Compensation	1,209,000	—	—
Prepaid expenses and other current asset, net	(412,000)	(1,487,778)	—
Net cash (used in)/provided by operating activities	(604,418)	(2,056,712)	64
Loan to third party	(8,540,000)	(160,000)	—
Net cash provided by investing activities	(8,540,000)	(160,000)	—
Loan to subsidiaries	(1,605,200)	(3,888,998)	—
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	—	5,356,417	—
Proceeds from issuance of Class A ordinary shares	1,812,430	—	—
Proceeds from Convertible notes issued in September 2024	8,686,460	999,957	—
Net cash provided by financing activities	8,893,690	2,467,376	—
Net increase/decrease in cash	(250,728)	250,664	64
Cash at beginning of year	250,728	64	—
Cash at end of year	—	250,728	64